Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Domestic (UK)	$ (17,308,782)	$ (17,394,074)	$ (16,870,699)
Foreign	(115,455)	312,457	24,496
Loss before income tax	$ (17,424,237)	$ (17,081,617)	$ (16,846,203)